Related party transactions - Summary of Related Party Outstanding Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Miscellaneous	$ 72,649	$ 95,814
Axionlog Distribution B.V.
Related Party Transaction [Line Items]
Accounts and notes receivable, net	272	177
Other receivables	2,392	2,201
Miscellaneous	3,665	3,719
Accounts payable	$ (6,378)	$ (8,747)